Revenue from contracts with customers and trade receivables (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Advance from customers	₨ 1,562	₨ 1,061
Contract liabilities	₨ 1,562	₨ 1,061